CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Generation of Economic Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.00%	0.30%
UK Bank Rate (in percent)	1.43%	0.98%
Unemployment rate (in percent)	3.70%	5.00%
House price growth (in percent)	5.10%	4.20%
Commercial real estate price growth (in percent)	3.70%	2.10%
Upside | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	12.60%	1.40%
UK Bank Rate (in percent)	2.04%	1.44%
Unemployment rate (in percent)	4.90%	6.50%
House price growth (in percent)	28.50%	22.60%
Commercial real estate price growth (in percent)	20.90%	11.00%
Upside | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(1.30%)	(21.20%)
UK Bank Rate (in percent)	0.10%	0.10%
Unemployment rate (in percent)	3.20%	4.00%
House price growth (in percent)	1.20%	(0.50%)
Commercial real estate price growth (in percent)	0.80%	(6.90%)
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	2.90%	0.10%
UK Bank Rate (in percent)	0.85%	0.15%
Unemployment rate (in percent)	4.40%	5.90%
House price growth (in percent)	2.10%	1.10%
Commercial real estate price growth (in percent)	1.20%	(1.10%)
Base case | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	12.30%	0.80%
UK Bank Rate (in percent)	1.25%	0.25%
Unemployment rate (in percent)	4.90%	8.00%
House price growth (in percent)	11.00%	5.90%
Commercial real estate price growth (in percent)	10.20%	(2.70%)
Base case | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(1.30%)	(21.20%)
UK Bank Rate (in percent)	0.10%	0.10%
Unemployment rate (in percent)	4.30%	4.00%
House price growth (in percent)	1.20%	(0.50%)
Commercial real estate price growth (in percent)	0.80%	(9.00%)
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	2.80%	(0.40%)
UK Bank Rate (in percent)	0.47%	0.05%
Unemployment rate (in percent)	5.60%	7.10%
House price growth (in percent)	(3.10%)	(3.50%)
Commercial real estate price growth (in percent)	(2.60%)	(4.90%)
Downside | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	11.40%	(1.70%)
UK Bank Rate (in percent)	0.71%	0.10%
Unemployment rate (in percent)	6.00%	9.30%
House price growth (in percent)	9.20%	5.60%
Commercial real estate price growth (in percent)	8.60%	(2.70%)
Downside | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(1.30%)	(21.20%)
UK Bank Rate (in percent)	0.10%	0.01%
Unemployment rate (in percent)	4.30%	4.00%
House price growth (in percent)	(14.80%)	(16.40%)
Commercial real estate price growth (in percent)	(12.80%)	(22.20%)
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	2.10%	(0.80%)
UK Bank Rate (in percent)	0.08%	0.02%
Unemployment rate (in percent)	7.30%	8.80%
House price growth (in percent)	(6.90%)	(7.50%)
Commercial real estate price growth (in percent)	(6.80%)	(9.70%)
Severe downside | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	7.60%	(3.00%)
UK Bank Rate (in percent)	0.25%	0.10%
Unemployment rate (in percent)	8.50%	11.50%
House price growth (in percent)	9.10%	5.30%
Commercial real estate price growth (in percent)	6.90%	(2.70%)
Severe downside | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(1.30%)	(21.20%)
UK Bank Rate (in percent)	0.02%	0.00%
Unemployment rate (in percent)	4.30%	4.00%
House price growth (in percent)	(30.20%)	(32.40%)
Commercial real estate price growth (in percent)	(30.00%)	(39.90%)